OTHER CURRENT LIABILITIES - Summary of Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current contract liabilities
Total current contract liabilities	$ 2,109	$ 3,690	$ 1,325
Advance from customers
Current contract liabilities
Total current contract liabilities	2,017	3,585	1,222
Custodial service
Current contract liabilities
Total current contract liabilities	65	76	47
Transportation service
Current contract liabilities
Total current contract liabilities	$ 27	$ 29	$ 56